Financial Instruments Fair Value Disclosures - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Total - Contingent consideration and Other financial liabilities	€ 0	€ 0
Contingent consideration [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at January 1	0	14,679
Milestone payment	0	0
Fair value adjustment	0	(14,679)
Closing balance Contingent consideration at June 30	0	0
Total - Contingent consideration and Other financial liabilities	€ 0	€ 0